Debt - 7.5% Notes Due 2014 (Details) - Long-term Debt [Member] - Senior unsecured notes due August 15, 2014 [Member] $ in Thousands	1 Months Ended
Aug. 31, 2004 USD ($)
Debt Instrument [Line Items]
Proceeds from debt issuance	$ 250,000
Stated interest rate	7.50%